Supplement to Prospectuses

Liberty Federal Securities Fund                              Liberty Growth & Income Fund
The Liberty Fund                                             Liberty Utilities Fund
Liberty Newport Global Equity Fund                           Liberty Value Fund
Liberty Newport Global Utilities Fund                        Liberty Counselor Income Portfolio
Liberty High Yield Municipal Fund                            Liberty Counselor Balanced Portfolio
Liberty High Yield Securities Fund                           Liberty Counselor Growth Portfolio
Liberty Income Fund                                          Liberty Contrarian Fund
Liberty Intermediate Tax-Exempt Fund                         Liberty Contrarian Income Fund
Liberty Intermediate Government Fund                         Liberty Contrarian Equity Fund
Liberty Newport International Equity Fund                    Liberty Contrarian Balanced Fund
Liberty Investment Grade Bond Fund                           Liberty Real Estate Fund
Liberty Money Market Fund                                    Liberty Oregon Tax-Free Fund
Liberty Tax-Exempt Money Market Fund                         Liberty Contrarian Small-Cap Fund
Liberty California Tax-Exempt Fund                           Liberty Special Fund
Liberty Connecticut Tax-Exempt Fund                          Liberty Newport Asia Pacific Fund
Liberty Florida Tax-Exempt Fund                              Liberty Newport Europe Fund
Liberty Massachusetts Tax-Exempt Fund                        Liberty Newport Greater China Fund
Liberty Michigan Tax-Exempt Fund                             Liberty Newport Japan Opportunities Fund
Liberty Minnesota Tax-Exempt Fund                            Liberty Newport Tiger Fund
Liberty New York Tax-Exempt Fund                             Liberty Floating Rate Fund
Liberty North Carolina Tax-Exempt Fund                       Liberty Floating Rate Advantage Fund
Liberty Ohio Tax-Exempt Fund                                 Liberty Growth Investor Fund
Liberty Select Value Fund                                    Liberty Growth Stock Fund
Liberty Short Term Government Fund                           Liberty Select Growth and Income Fund
Liberty Small-Cap Value Fund                                 Liberty Tax-Managed Growth Fund
Liberty Strategic Balanced Fund                              Liberty Tax-Managed Value Fund
Liberty Strategic Income Fund                                Liberty Tax-Managed Growth Fund II
Liberty Tax-Exempt Fund                                      Liberty Young Investor Fund
Liberty Tax-Exempt Insured Fund                              Stein Roe Small Cap Tiger Fund
Liberty All-Star Growth & Income Fund

The Prospectuses are revised as follows:

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased                                  Commission %
First $3 million                                     1.00
$3 million to less than $5 million                   0.80
$5 million to less than $25 million                  0.50
$25 million or more                                  0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

G-36/282C-0700                                           August 1, 2000